Going Concern (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (10,707,914)	$ (10,391,615)
Net loss	316,299	3,825,673
Non-cash other expense	$ 199,085	3,295,000
Net cash used in operating activities		$ 349,995